Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Pension, postretirement and post employment benefits	$ 491	$ 535
Marketing and sales incentive programs	355	317
Allowance for credit losses	146	128
Inventories	124	86
Warranty and campaigns	101	79
Accrued liabilities	344	318
Tax loss carry forwards	555	542
Less: Valuation allowances	(474)	(443)
Total deferred tax assets	1,642	1,562
Deferred tax liabilities:
Other intangible assets	190	197
Property, plant and equipment	355	340
Inventories	103	99
Other	84	54
Total deferred tax liabilities	732	690
Net deferred tax assets	$ 910	$ 872